Quarterly Holdings Report
for
Fidelity Advisor® Capital & Income Fund
January 31, 2026
HY-NPRT1-0426
1.813043.121
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(n) (Cost $64,628,998)	6,542,077	61,466,741

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3676% 10/20/2037 (f)(h)(i)	250,000	254,402
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(h)(i)	349,000	351,981
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.4711% 1/16/2037 (f)(h)(i)	250,000	250,399
TOTAL BAILIWICK OF JERSEY		856,782
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1722% 4/15/2037 (f)(h)(i)	250,000	251,165
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9192% 10/22/2037 (f)(h)(i)	207,000	207,164
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (f)(h)(i)	150,000	153,193
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(h)(i)	186,000	190,175
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (f)(h)(i)	150,000	152,703
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.018% 7/24/2038 (f)(h)(i)	305,000	313,061
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (f)(h)(i)	202,000	203,488
Bbam US Clo III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (f)(h)(i)	160,000	159,160
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3222% 4/15/2038 (f)(h)(i)	276,000	277,769
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (f)(h)(i)	291,000	292,599
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (f)(h)(i)	162,000	162,924
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (f)(h)(i)	250,000	257,542
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(h)(i)	194,000	196,199
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (f)(h)(i)	412,000	427,183
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (f)(h)(i)	168,000	168,250
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.2222% 10/15/2036 (f)(h)(i)	926,000	933,223
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7676% 7/20/2037 (f)(h)(i)	484,000	489,865
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (f)(h)(i)	184,000	184,833
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (f)(h)(i)	283,000	285,674
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (f)(h)(i)	100,000	101,638
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	150,000	153,322
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (f)(h)(i)	165,000	167,145
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (f)(h)(i)	189,000	190,403
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (f)(h)(i)	192,000	193,694
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (f)(h)(i)	230,000	231,773
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.2676% 10/20/2037 (f)(h)(i)	363,000	366,527
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (f)(h)(i)	127,000	126,909
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (f)(h)(i)	273,000	273,189
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (f)(h)(i)	428,000	428,071
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (f)(h)(i)	113,000	113,037
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (f)(h)(i)	344,000	351,117
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		8,002,995
UNITED STATES - 0.0%
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (f)	150,000	151,901
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (f)(h)(i)	150,000	152,250
TOTAL UNITED STATES		304,151
TOTAL ASSET-BACKED SECURITIES (Cost $9,053,328)		9,163,928

Bank Loan Obligations - 9.8%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (g)(h)(i)	1,497,484	1,497,859
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (g)(h)(i)	2,807,395	2,844,818
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (g)(h)(i)	2,135,000	2,102,975
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.6668% 1/30/2031 (e)(g)(h)	118,266	105,059
TOTAL LUXEMBOURG		2,208,034
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (g)(h)(i)	2,942,549	2,930,896
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (g)(h)(i)	1,974,825	1,716,873
UNITED KINGDOM - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (g)(h)(i)(k)	3,975,000	3,965,063
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (g)(h)(i)	7,560,130	7,553,855

TOTAL UNITED KINGDOM		11,518,918
UNITED STATES - 9.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0236% 3/25/2026 (g)(h)(i)	1,065,206	633,797
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (e)(g)(h)(i)	138,322	144,546
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (g)(h)(i)	287,516	300,454
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (e)(g)(h)(i)	28,418	28,418
		1,107,215
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (g)(h)(i)	110,975	110,836
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 1/31/2029 (g)(h)(i)	967,313	958,849
		1,069,685
TOTAL COMMUNICATION SERVICES		2,176,900
Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 5/6/2030 (g)(h)(i)	424,636	423,842
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/23/2032 (g)(h)(i)	1,133,385	1,131,969
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (g)(h)(i)	464,312	457,115
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (g)(h)(i)	4,090,384	3,294,805
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 5/15/2028 (g)(h)(i)	2,622,187	2,622,186
		5,916,991
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/29/2029 (g)(h)(i)	7,203,840	7,182,588
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (g)(h)(i)	1,598,798	1,536,173
		8,718,761
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (g)(h)(i)	2,125,000	2,122,344
Specialty Retail - 1.0%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (g)(h)(i)	829,532	831,398
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/4/2031 (g)(h)(i)	471,424	462,646
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (g)(h)(i)	24,041,726	23,094,001
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (g)(h)(i)	265,000	264,587
SGUS LLC 1LN, term loan 14.65% 7/15/2026 (e)(g)(h)	50,000	45,000
SGUS LLC term loan 10% 7/15/2026 (e)(g)(h)	32,734	9,820
SGUS LLC Tranche FIRST OUT DIP PIK, term loan CME Term SOFR 3 month Index + 10%, 14.65% 7/15/2026 (e)(g)(h)(i)	3,500	3,150
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/30/2031 (g)(h)(i)	347,478	347,106
		25,057,708
TOTAL CONSUMER DISCRETIONARY		43,828,730
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (g)(h)(i)	258,000	164,689
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (g)(h)(i)	168,264	167,100
		331,789
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/12/2031 (g)(h)(i)	349,699	338,897
TOTAL CONSUMER STAPLES		670,686
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (g)(h)(i)	236,331	235,740
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(j)	721,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(g)(h)(i)(j)	1,670,606	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (g)(h)(i)	3,968,149	1,542,618
TOTAL ENERGY		1,778,358
Financials - 1.2%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (g)(h)(i)	1,185,098	1,186,082
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/15/2031 (g)(h)(i)	4,271,877	4,242,273
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (g)(h)(i)	297,750	297,252
		5,725,607
Financial Services - 0.3%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (g)(h)(i)	2,320,000	2,204,000
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 7/31/2031 (g)(h)(i)	2,119,688	2,082,593
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (g)(h)(i)	215,000	214,867
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (g)(h)(i)	5,014,800	5,019,664
		9,521,124
Insurance - 0.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 6/21/2032 (g)(h)(i)	2,674,894	2,671,551
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 11/6/2030 (g)(h)(i)	1,969,236	1,961,851
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/31/2032 (g)(h)(i)(k)	613,463	611,161
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/19/2031 (g)(h)(i)	6,415,195	6,393,127
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4219% 5/6/2032 (g)(h)(i)	2,273,684	2,279,369
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (g)(h)(i)	381,532	379,983
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (g)(h)(i)	4,662,485	4,658,662
		18,955,704
TOTAL FINANCIALS		34,202,435
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/15/2031 (g)(h)(i)	537,300	540,658
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4219% 10/23/2028 (g)(h)(i)	1,025,437	1,027,878
		1,568,536
Health Care Technology - 0.3%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/15/2029 (g)(h)(i)	4,197,877	4,139,275
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4495% 5/1/2031 (g)(h)(i)	5,766,722	5,323,435
		9,462,710
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 12/12/2031 (g)(h)(i)	913,927	913,168
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (g)(h)(i)	3,159,125	3,076,545
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 8/2/2032 (g)(h)(i)	234,413	234,999
		3,311,544
TOTAL HEALTH CARE		15,255,958
Industrials - 0.9%
Aerospace & Defense - 0.2%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 8/19/2032 (g)(h)(i)	3,845,363	3,842,017
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 1/19/2032 (g)(h)(i)	1,812,063	1,810,613
		5,652,630
Commercial Services & Supplies - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 2/14/2032 (g)(h)(i)	3,379,463	3,365,945
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 12/21/2028 (g)(h)(i)	2,709,306	2,705,621
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (g)(h)(i)	1,031,625	828,250
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (g)(h)(i)	5,037,295	4,438,210
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (e)(g)(h)(i)	698,899	705,888
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (g)(h)(i)	392,575	392,332
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (g)(h)(i)(k)	2,250,000	2,212,492
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7669% 4/11/2029 (g)(h)(i)	2,421,525	2,419,346
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9212% 11/30/2028 (g)(h)(i)	245,319	245,319
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7864% 12/10/2026 (g)(h)(i)	666,499	665,666
		17,979,069
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (g)(h)(i)	330,000	330,000
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 3/25/2031 (g)(h)(i)	1,016,888	1,012,444
		1,342,444
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9176% 5/28/2032 (g)(h)(i)	208,425	208,633
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6726% 2/22/2031 (g)(h)(i)	375,152	375,073
		583,706
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 9/29/2031 (g)(h)(i)	841,363	840,311
TOTAL INDUSTRIALS		26,398,160
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 7/9/2032 (g)(h)(i)	249,613	249,925
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 8/18/2031 (g)(h)(i)	523,375	523,768
		773,693
IT Services - 1.2%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (g)(h)	514,835	421,522
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 3/20/2032 (g)(h)(i)	982,575	944,500
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	20,545,000	21,238,394
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (g)(h)(i)	10,798,673	10,773,944
		33,378,360
Software - 2.4%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/23/2032 (g)(h)(i)	35,000	35,323
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (g)(h)(i)	1,935,672	1,918,425
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 12/11/2028 (g)(h)(i)	2,836,309	2,799,975
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 3/29/2032 (g)(h)(i)	4,925,281	4,818,550
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (g)(h)(i)	289,271	281,316
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (g)(h)(i)	285,000	273,600
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (g)(h)(i)	4,957,250	4,713,502
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (g)(h)(i)	315,000	311,982
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (g)(h)(i)	3,470,962	3,192,001
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (g)(h)(i)	17,485,708	17,343,725
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 9/8/2032 (g)(h)(i)	1,620,000	1,610,896
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (g)(h)(i)	15,059,479	14,664,169
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (g)(h)(i)	7,646,752	7,551,167
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	5,074,500	5,488,934
		65,003,565
TOTAL INFORMATION TECHNOLOGY		99,155,618
Materials - 1.0%
Chemicals - 0.6%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (g)(h)(i)	11,811,166	11,043,441
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (g)(h)(i)	4,597,196	4,539,731
		15,583,172
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8469% 4/13/2029 (g)(h)(i)	12,733,024	12,661,974
TOTAL MATERIALS		28,245,146
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (g)(h)(i)	309,232	308,072
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 5/17/2030 (g)(h)(i)	94,914	94,862
TOTAL UTILITIES		402,934
TOTAL UNITED STATES		252,114,925
TOTAL BANK LOAN OBLIGATIONS (Cost $280,028,823)		274,832,323

Common Stocks - 19.9%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (b)	28,400	3,726,529
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	894,000	11,145,378
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (e)	180,725	2,748,473
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,226,269
TOTAL FRANCE		3,974,742
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	35,600	108,224
Studio City International Holdings Ltd ADR (b)(f)	32,338	98,308

TOTAL HONG KONG		206,532
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (e)	15,435	0
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	7,900	1,786,506
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	88,200	29,155,392
UNITED STATES - 18.2%
Communication Services - 2.5%
Interactive Media & Services - 1.7%
Alphabet Inc Class A	39,600	13,384,800
Meta Platforms Inc Class A	46,200	33,102,300
		46,487,100
Media - 0.8%
EchoStar Corp (b)(d)	84,623	9,581,016
EchoStar Corp Class A (b)(c)	126,700	14,344,974
		23,925,990
TOTAL COMMUNICATION SERVICES		70,413,090
Consumer Discretionary - 1.2%
Automobile Components - 0.0%
UC Holdings Inc (b)(e)	29,835	0
Broadline Retail - 0.4%
Amazon.com Inc (b)	43,500	10,409,550
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings Inc	800	4,001,472
Boyd Gaming Corp	74,300	6,281,323
New Cotai LLC / New Cotai Capital Corp (b)(d)(e)	1,458,195	262,475
		10,545,270
Household Durables - 0.4%
TopBuild Corp (b)	21,700	10,156,685
Specialty Retail - 0.0%
Dick's Sporting Goods Inc	15,200	3,070,400
Textiles, Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp (d)(e)	42,253	966,326
TOTAL CONSUMER DISCRETIONARY		35,148,231
Consumer Staples - 0.3%
Beverages - 0.1%
Celsius Holdings Inc (b)	39,200	2,057,216
Consumer Staples Distribution & Retail - 0.2%
Northeast Grocery Inc (b)(d)(e)	339,746	1,973,924
Southeastern Grocers LLC rights (b)(e)	250,623	9,819
US Foods Holding Corp (b)	52,700	4,406,775
		6,390,518
TOTAL CONSUMER STAPLES		8,447,734
Energy - 0.9%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (b)(e)	65,062	0
KLX Energy Services Holdings Inc warrants 3/12/2030 (b)	47,972	132,966
Noble Corp PLC (c)	1,410	50,224
Superior Energy Services Inc Class A (b)(e)	17,671	1,453,263
		1,636,453
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp	2,670	142,845
Energy Transfer LP	223,800	4,129,110
EP Energy Corp (b)(e)	147,125	245,699
Expand Energy Corp	321	36,083
Expand Energy Corp warrants 2/9/2026 (b)	608	61,712
Mesquite Energy Inc (b)(e)	90,382	18,597,018
		23,212,467
TOTAL ENERGY		24,848,920
Financials - 2.0%
Capital Markets - 0.2%
Ares Management Corp Class A	25,400	3,801,618
Moody's Corp	5,600	2,887,136
		6,688,754
Consumer Finance - 0.2%
OneMain Holdings Inc	75,800	4,967,932
Financial Services - 1.3%
Apollo Global Management Inc	108,200	14,557,228
Block Inc Class A (b)	64,100	3,873,563
Carnelian Point Holdings LP warrants 6/30/2027 (b)(e)	118	344
Mastercard Inc Class A	16,000	8,620,640
Rocket Cos Inc Class A	16,544	296,634
Visa Inc Class A	30,800	9,912,364
		37,260,773
Insurance - 0.3%
Arthur J Gallagher & Co	34,500	8,603,265
TOTAL FINANCIALS		57,520,724
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	11,200	495,039
Health Care Providers & Services - 0.1%
Cano Health LLC warrants 6/28/2029 (b)(e)	1,505	5,373
Tenet Healthcare Corp (b)	15,200	2,877,056
		2,882,429
TOTAL HEALTH CARE		3,377,468
Industrials - 5.1%
Building Products - 0.5%
Carlisle Cos Inc	5,600	1,908,984
Simpson Manufacturing Co Inc	13,400	2,368,852
Trane Technologies PLC	26,100	10,977,138
		15,254,974
Construction & Engineering - 2.6%
Comfort Systems USA Inc	34,800	39,745,080
Construction Partners Inc Class A (b)	26,100	2,867,868
EMCOR Group Inc	24,300	17,513,739
IES Holdings Inc (b)	23,400	8,898,786
WillScot Holdings Corp	97,300	1,948,919
		70,974,392
Electrical Equipment - 1.8%
Eaton Corp PLC	36,500	12,826,830
Nextpower Inc Class A (b)	149,800	17,540,082
nVent Electric PLC	51,800	5,815,068
Vertiv Holdings Co Class A	67,400	12,548,532
		48,730,512
Machinery - 0.2%
Parker-Hannifin Corp	6,900	6,457,296
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	37,463	11,239
Spirit Aviation Holdings Inc	8,110	2,433
		13,672
TOTAL INDUSTRIALS		141,430,846
Information Technology - 4.8%
Communications Equipment - 0.3%
Arista Networks Inc (b)	62,400	8,844,576
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (b)	27,500	5,834,950
IT Services - 0.0%
GTT Communications Inc (b)(e)	11,856	396,820
Semiconductors & Semiconductor Equipment - 3.2%
KLA Corp	7,600	10,852,344
Marvell Technology Inc	45,200	3,567,184
Micron Technology Inc	29,400	12,197,472
MKS Inc	27,200	6,403,152
NVIDIA Corp	230,000	43,959,901
ON Semiconductor Corp (b)	111,960	6,705,284
Wolfspeed Inc	159,185	2,492,837
		86,178,174
Software - 1.1%
AppLovin Corp Class A (b)	6,700	3,169,837
Autodesk Inc (b)	12,700	3,211,449
Microsoft Corp	40,800	17,555,832
Monday.com Ltd (b)	37,100	4,257,225
Terawulf Inc (b)(c)	172,600	2,307,662
		30,502,005
TOTAL INFORMATION TECHNOLOGY		131,756,525
Materials - 0.4%
Chemicals - 0.1%
Chemours Co/The	138,100	2,070,119
Construction Materials - 0.3%
Eagle Materials Inc	23,600	4,809,916
James Hardie Industries PLC (b)	87,300	2,007,027
Martin Marietta Materials Inc	4,100	2,672,995
		9,489,938
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	61,796
TOTAL MATERIALS		11,621,853
Utilities - 0.9%
Electric Utilities - 0.3%
Constellation Energy Corp	29,200	8,195,856
Independent Power and Renewable Electricity Producers - 0.6%
PureWest Energy LLC (b)(e)	3,289	739
Vistra Corp	110,700	17,529,345
		17,530,084
TOTAL UTILITIES		25,725,940
TOTAL UNITED STATES		510,291,331
TOTAL COMMON STOCKS (Cost $307,412,823)		560,286,410

Convertible Corporate Bonds - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	6,611,122	22,928,197
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (e)	2,028,726	1,956,300
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	1,440,000	1,402,384
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 2.5% 6/15/2031 (f)	1,721,000	2,336,258
Wolfspeed Inc 2.5% 6/15/2031	1,521,000	2,064,757
TOTAL INFORMATION TECHNOLOGY		4,401,015
TOTAL UNITED STATES		30,687,896
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,334,603)		30,687,896

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Financial Services - 0.8%
Acrisure Holdings Inc Series A-2 (e) (Cost $20,095,579)	834,534	23,133,282

Non-Convertible Corporate Bonds - 43.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	641,000	619,334
Mineral Resources Ltd 7% 4/1/2031 (f)	1,415,000	1,487,102
Mineral Resources Ltd 8% 11/1/2027 (f)	4,725,000	4,831,885
Mineral Resources Ltd 8.5% 5/1/2030 (f)	3,095,000	3,208,391
Mineral Resources Ltd 9.25% 10/1/2028 (f)	3,435,000	3,608,156

TOTAL AUSTRALIA		13,754,868
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (f)	1,320,000	1,330,296
CANADA - 1.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	1,630,000	1,605,683
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	5,185,000	4,947,145
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	5,490,000	5,457,561
		12,010,389
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (f)	1,080,000	1,008,225
TOTAL CONSUMER DISCRETIONARY		13,018,614
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teine Energy Ltd 6.875% 4/15/2029 (f)	1,145,000	1,145,893
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (f)	830,000	831,246
Bombardier Inc 7.25% 7/1/2031 (f)	1,030,000	1,093,514
Bombardier Inc 8.75% 11/15/2030 (f)	1,475,000	1,580,709
		3,505,469
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (f)	1,015,000	990,287
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (f)	1,240,000	1,235,298
TOTAL INDUSTRIALS		5,731,054
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (f)	1,685,000	1,739,807
Open Text Holdings Inc 4.125% 12/1/2031 (f)	780,000	700,728
Open Text Holdings Inc 4.125% 2/15/2030 (f)	790,000	733,839
TOTAL INFORMATION TECHNOLOGY		3,174,374
Materials - 0.2%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (f)	1,325,000	1,383,947
Containers & Packaging - 0.2%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (f)	790,000	789,320
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	1,515,000	1,462,113
		2,251,433
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (f)	905,000	904,175
TOTAL MATERIALS		4,539,555
TOTAL CANADA		27,609,490
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	1,250,000	996,875
FRANCE - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 6.5% 10/15/2031 (f)	388,719	378,799
Altice France SA 6.5% 4/15/2032 (f)	12,957,316	12,655,547
Altice France SA 6.875% 10/15/2030 (f)	2,355,183	2,312,603
Altice France SA 6.875% 7/15/2032 (f)	11,905,487	11,625,895
TOTAL COMMUNICATION SERVICES		26,972,844
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (f)	1,902,000	2,021,322
TOTAL FRANCE		28,994,166
GERMANY - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029	1,920,000	1,186,394
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	235,000	218,843
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (f)	1,240,000	1,179,323
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	524,000	523,745
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	873,340

TOTAL ISRAEL		1,397,085
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (f)	725,000	701,691
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (f)	1,259,146	1,287,477
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (f)	442,427	452,935

TOTAL MEXICO		1,740,412
NETHERLANDS - 0.3%
Communication Services - 0.3%
Media - 0.3%
VZ Secured Financing BV 5% 1/15/2032 (f)	3,855,000	3,480,903
Ziggo BV 4.875% 1/15/2030 (f)	3,795,000	3,582,724

TOTAL NETHERLANDS		7,063,627
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	1,925,000	2,016,605
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (f)	850,000	837,411
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	798,000	782,873
TOTAL SPAIN		1,620,284
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	3,610,000	3,032,039
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	1,895,000	1,905,986
UNITED KINGDOM - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	2,875,000	2,627,143
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	710,000	746,014
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	1,085,000	1,160,204
TOTAL CONSUMER DISCRETIONARY		1,906,218
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EG Global Finance PLC 12% 11/30/2028 (f)	23,205,000	25,116,371
Financials - 0.1%
Insurance - 0.1%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (f)	1,645,000	1,676,151
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	910,000	886,673
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (f)	1,440,000	1,475,146
TOTAL UNITED KINGDOM		33,687,702
UNITED STATES - 38.5%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (f)	5,380,000	5,588,444
Cipher Compute LLC 7.125% 11/15/2030 (f)	2,350,000	2,421,466
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	2,830,000	2,830,093
Level 3 Financing Inc 7% 3/31/2034 (f)	7,055,000	7,307,604
WULF Compute LLC 7.75% 10/15/2030 (f)	5,285,000	5,512,361
		23,659,968
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (f)	3,295,000	3,152,574
Media - 3.0%
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,895,000	2,917,676
CSC Holdings LLC 4.125% 12/1/2030 (f)	4,630,000	2,807,651
CSC Holdings LLC 4.5% 11/15/2031 (f)	11,290,000	6,848,719
CSC Holdings LLC 6.5% 2/1/2029 (f)	2,665,000	1,706,953
DISH Network Corp 11.75% 11/15/2027 (f)	9,810,000	10,152,938
EchoStar Corp 10.75% 11/30/2029	24,114,983	26,435,327
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (h)	7,447,441	7,579,543
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	360,000	332,246
Sirius XM Radio LLC 3.875% 9/1/2031 (f)	1,655,000	1,511,601
Sirius XM Radio LLC 4% 7/15/2028 (f)	1,695,000	1,655,710
Sirius XM Radio LLC 5% 8/1/2027 (f)	1,575,000	1,572,262
Univision Communications Inc 4.5% 5/1/2029 (f)	5,610,000	5,358,417
Univision Communications Inc 7.375% 6/30/2030 (f)	6,430,000	6,514,259
Univision Communications Inc 8.5% 7/31/2031 (f)	3,735,000	3,895,071
Univision Communications Inc 9.375% 8/1/2032 (f)	2,380,000	2,562,441
		81,850,814
TOTAL COMMUNICATION SERVICES		108,663,356
Consumer Discretionary - 5.1%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (f)	960,000	981,827
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	1,920,000	1,964,548
Dana Inc 4.25% 9/1/2030	597,000	570,278
Dana Inc 4.5% 2/15/2032	703,000	664,855
Hertz Corp/The 12.625% 7/15/2029 (f)	515,000	518,394
Hertz Corp/The 5.5% (e)(j)(m)	1,505,000	0
Hertz Corp/The 6% (e)(j)(m)	1,385,000	0
Hertz Corp/The 6.25% (e)(j)(m)	1,605,000	0
Hertz Corp/The 7.125% (e)(j)(m)	1,430,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	1,850,000	1,822,990
		6,522,892
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	615,000	572,055
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	700,000	695,854
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (f)	310,000	321,432
		1,589,341
Broadline Retail - 0.2%
ANGI Group LLC 3.875% 8/15/2028 (f)	750,000	686,250
Wayfair LLC 6.75% 11/15/2032 (f)	1,700,000	1,757,072
Wayfair LLC 7.25% 10/31/2029 (f)	2,330,000	2,436,220
		4,879,542
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (f)	955,000	1,006,320
Diversified Consumer Services - 0.5%
Adtalem Global Education Inc 5.5% 3/1/2028 (f)	1,335,000	1,331,512
Service Corp International/US 4% 5/15/2031	1,610,000	1,532,109
TKC Holdings Inc 6.875% 5/15/2028 (f)	10,855,000	10,930,193
		13,793,814
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (f)	715,000	633,801
Boyd Gaming Corp 4.75% 6/15/2031 (f)	4,225,000	4,115,671
Boyne USA Inc 4.75% 5/15/2029 (f)	840,000	828,884
Carnival Corp 4% 8/1/2028 (f)	9,210,000	9,114,153
Carnival Corp 5.125% 5/1/2029 (f)	2,145,000	2,168,719
Carnival Corp 5.875% 6/15/2031 (f)	1,505,000	1,555,678
Carnival Corp 7% 8/15/2029 (f)	990,000	1,036,036
Churchill Downs Inc 5.75% 4/1/2030 (f)	2,330,000	2,342,631
Churchill Downs Inc 6.75% 5/1/2031 (f)	1,925,000	1,983,393
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	4,710,000	4,555,169
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,950,000	4,681,044
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	725,000	705,720
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,085,000	1,035,684
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,182,306
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (f)	1,615,000	1,622,791
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	1,445,000	1,478,427
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	2,020,000	2,086,523
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,250,000	1,234,150
Light & Wonder International Inc 7.5% 9/1/2031 (f)	970,000	1,015,053
Lindblad Expeditions LLC 7% 9/15/2030 (f)	1,445,000	1,508,489
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,467,256
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	3,025,000	3,154,016
Neogen Food Safety Corp 8.625% 7/20/2030 (f)	775,000	826,199
Papa John's International Inc 3.875% 9/15/2029 (f)	765,000	730,462
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (f)	2,410,000	1,779,604
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (f)	370,000	237,429
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	1,295,000	1,304,920
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	2,030,000	2,105,075
Station Casinos LLC 4.625% 12/1/2031 (f)	1,300,000	1,248,001
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	625,000	625,026
VOC Escrow Ltd 5% 2/15/2028 (f)	5,510,000	5,506,437
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,495,987
		65,364,734
Household Durables - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (f)	1,240,000	1,173,337
Installed Building Products Inc 5.625% 2/1/2034 (f)	1,630,000	1,639,369
LGI Homes Inc 8.75% 12/15/2028 (f)	975,000	1,016,078
Newell Brands Inc 6.375% 5/15/2030	1,000,000	988,430
Newell Brands Inc 6.625% 9/15/2029	1,095,000	1,096,163
Newell Brands Inc 8.5% 6/1/2028 (f)	1,260,000	1,321,041
Somnigroup International Inc 3.875% 10/15/2031 (f)	2,230,000	2,080,920
Somnigroup International Inc 4% 4/15/2029 (f)	2,545,000	2,469,058
TopBuild Corp 3.625% 3/15/2029 (f)	755,000	731,209
TopBuild Corp 5.625% 1/31/2034 (f)	1,595,000	1,609,368
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,986,224
		16,111,197
Specialty Retail - 1.1%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	490,300
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	6,520,000	6,420,769
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	481,430
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,535,000	1,491,715
Bath & Body Works Inc 6.625% 10/1/2030 (f)	4,585,000	4,695,517
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,336,928
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,159,112
LBM Acquisition LLC 6.25% 1/15/2029 (f)	2,880,000	2,659,327
LBM Acquisition LLC 9.5% 6/15/2031 (f)	4,510,000	4,749,567
LCM Investments Holdings II LLC 8.25% 8/1/2031 (f)	1,160,000	1,222,010
Park River Holdings Inc 8% 3/15/2031 (f)	980,000	1,009,857
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	2,645,000	2,712,344
SGUS LLC 11% (f)(j)	31,616	948
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	1,995,000	2,097,639
		30,527,463
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (f)	825,000	755,034
Crocs Inc 4.25% 3/15/2029 (f)	1,110,000	1,070,986
Kontoor Brands Inc 4.125% 11/15/2029 (f)	760,000	720,920
		2,546,940
TOTAL CONSUMER DISCRETIONARY		142,342,243
Consumer Staples - 1.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	810,000	810,675
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	4,630,000	4,443,708
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (f)	4,225,000	4,221,845
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,100,000	6,017,574
C&S Group Enterprises LLC 5% 12/15/2028 (f)	1,110,000	1,041,882
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	5,770,000	6,045,604
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,160,000	1,135,817
Performance Food Group Inc 5.5% 10/15/2027 (f)	1,353,000	1,353,733
US Foods Inc 4.625% 6/1/2030 (f)	1,070,000	1,053,992
US Foods Inc 7.25% 1/15/2032 (f)	985,000	1,033,474
		26,347,629
Food Products - 0.7%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)	855,000	850,649
Darling Ingredients Inc 5.25% 4/15/2027 (f)	2,655,000	2,655,900
Darling Ingredients Inc 6% 6/15/2030 (f)	2,040,000	2,067,165
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	1,895,000	1,948,979
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	1,315,000	1,330,245
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	1,720,000	1,660,481
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	860,000	819,335
Post Holdings Inc 4.5% 9/15/2031 (f)	6,170,000	5,845,238
Post Holdings Inc 4.625% 4/15/2030 (f)	2,050,000	2,001,849
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (f)	1,070,000	1,031,246
		20,211,087
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (f)	257,000	207,398
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (f)	2,425,000	2,491,805
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (f)	1,240,000	1,227,057
		3,718,862
TOTAL CONSUMER STAPLES		51,295,651
Energy - 6.1%
Energy Equipment & Services - 0.9%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (f)	985,000	1,047,380
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.1739% 3/12/2030 pay-in-kind (f)(h)(i)	2,427,230	2,257,324
Nabors Industries Inc 7.625% 11/15/2032 (f)	1,080,000	1,100,200
Nabors Industries Inc 9.125% 1/31/2030 (f)	1,950,000	2,059,259
Noble Finance II LLC 8% 4/15/2030 (f)	960,000	1,000,757
SESI LLC 7.875% 9/30/2030 (f)	1,070,000	1,078,908
Transocean International Ltd 7.875% 10/15/2032 (f)	730,000	770,030
Transocean International Ltd 8.25% 5/15/2029 (f)	775,000	789,624
Transocean International Ltd 8.5% 5/15/2031 (f)	7,275,000	7,405,172
Transocean International Ltd 8.75% 2/15/2030 (f)	3,532,500	3,682,398
Transocean Titan Financing Ltd 8.375% 2/1/2028 (f)	1,600,429	1,632,610
Valaris Ltd 8.375% 4/30/2030 (f)	975,000	1,018,787
		23,842,449
Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources Inc 9.75% (e)(j)	1,770,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (f)	1,205,000	1,207,087
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (f)	1,705,000	1,705,677
California Resources Corp 8.25% 6/15/2029 (f)	1,085,000	1,141,181
Chesapeake Energy Corp 7% (e)(j)	840,000	0
Chesapeake Energy Corp 8% (e)(j)	300,000	0
Chesapeake Energy Corp 8% (e)(j)	480,000	0
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	4,325,000	4,494,869
Civitas Resources Inc 8.625% 11/1/2030 (f)	1,985,000	2,099,388
CNX Midstream Partners LP 4.75% 4/15/2030 (f)	900,000	874,401
CNX Resources Corp 6% 1/15/2029 (f)	690,000	694,002
CNX Resources Corp 7.375% 1/15/2031 (f)	890,000	921,757
Comstock Resources Inc 5.875% 1/15/2030 (f)	4,426,000	4,318,441
Comstock Resources Inc 6.75% 3/1/2029 (f)	7,095,000	7,140,238
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	4,245,000	4,221,318
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	2,610,000	2,805,719
CVR Energy Inc 5.75% 2/15/2028 (f)	3,170,000	3,167,908
CVR Energy Inc 8.5% 1/15/2029 (f)	6,890,000	7,181,082
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	150,242
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	2,645,000	2,662,473
DT Midstream Inc 4.125% 6/15/2029 (f)	1,215,000	1,201,121
DT Midstream Inc 4.375% 6/15/2031 (f)	1,215,000	1,191,207
Energy Transfer LP 5.625% 5/1/2027 (f)	12,200,000	12,195,814
Energy Transfer LP 6% 2/1/2029 (f)	8,530,000	8,613,689
Expand Energy Corp 4.875% (e)(j)	2,950,000	0
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,694,624
Expand Energy Corp 5.75% (e)(j)	1,890,000	0
Expand Energy Corp 5.875% 2/1/2029 (f)	2,735,000	2,735,148
Expand Energy Corp 6.75% 4/15/2029 (f)	1,150,000	1,156,129
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	885,000	906,512
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	1,235,000	1,301,754
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,345,000	1,313,800
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	1,570,000	1,570,411
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	890,000	899,387
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,059,825
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (f)	310,000	312,545
Kinetik Holdings LP 5.875% 6/15/2030 (f)	1,335,000	1,350,936
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,085,000	1,055,182
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	675,000	634,023
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	1,970,000	1,988,949
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,950,000	2,015,793
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	588,042
ONEOK Inc 5.375% 6/1/2029	650,000	670,176
ONEOK Inc 6.5% 9/1/2030 (f)	2,725,000	2,923,230
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,845,000	3,839,326
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	4,245,000	4,250,740
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,555,000	2,709,498
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,165,000	1,169,369
SM Energy Co 6.625% 1/15/2027	850,000	850,872
SM Energy Co 6.75% 9/15/2026	845,000	846,315
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,669,680
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,299,239
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	4,740,000	4,744,892
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (f)	985,000	1,016,939
Sunoco LP 4.5% 10/1/2029 (f)	1,145,000	1,120,505
Sunoco LP 4.625% 5/1/2030 (f)	1,735,000	1,691,760
Sunoco LP 6.625% 8/15/2032 (f)	1,085,000	1,118,994
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	95,000	94,967
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	1,620,000	1,630,235
Talos Production Inc 9% 2/1/2029 (f)	880,000	916,916
Talos Production Inc 9.375% 2/1/2031 (f)	1,000,000	1,059,351
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,418,110
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	1,035,000	983,270
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	1,035,000	955,036
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	1,620,000	1,667,469
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	5,110,000	5,303,150
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (f)	1,705,000	1,765,749
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	5,110,000	5,356,609
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	2,275,000	2,494,237
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	2,325,000	2,592,614
		144,729,922
TOTAL ENERGY		168,572,371
Financials - 4.4%
Capital Markets - 0.4%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	2,115,000	2,110,003
Coinbase Global Inc 3.375% 10/1/2028 (f)	4,600,000	4,392,041
Coinbase Global Inc 3.625% 10/1/2031 (f)	2,715,000	2,398,610
Hightower Holding LLC 6.75% 4/15/2029 (f)	785,000	783,920
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	1,240,000	1,220,788
MSCI Inc 3.25% 8/15/2033 (f)	1,245,000	1,107,633
MSCI Inc 4% 11/15/2029 (f)	900,000	881,718
		12,894,713
Consumer Finance - 1.2%
Ally Financial Inc 8% 11/1/2031	16,223,000	18,395,233
Ally Financial Inc 8% 11/1/2031	3,105,000	3,513,985
OneMain Finance Corp 4% 9/15/2030	720,000	675,308
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	9,300,433
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,216,093
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,039,039
		34,140,091
Financial Services - 0.8%
Block Inc 3.5% 6/1/2031	1,615,000	1,510,301
Block Inc 5.625% 8/15/2030 (f)	2,370,000	2,412,288
Block Inc 6% 8/15/2033 (f)	1,870,000	1,910,173
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	4,005,000	4,025,025
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	3,014,396
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,976,118
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	1,165,000	1,165,037
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,039,400
NCR Atleos Corp 9.5% 4/1/2029 (f)	1,480,000	1,586,140
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	840,000	856,961
		22,495,839
Insurance - 2.0%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	6,240,000	6,162,000
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	1,155,000	1,184,108
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	1,055,000	1,092,233
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	4,685,000	4,857,656
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	1,470,000	1,451,846
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,290,000	1,285,920
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	7,995,000	8,017,610
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	5,690,000	5,784,141
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (f)	1,680,000	1,741,752
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,205,000	1,188,904
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (f)	2,705,000	2,826,196
HUB International Ltd 5.625% 12/1/2029 (f)	5,635,000	5,629,092
HUB International Ltd 7.25% 6/15/2030 (f)	6,265,000	6,536,613
HUB International Ltd 7.375% 1/31/2032 (f)	2,495,000	2,613,528
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	3,590,000	3,697,434
USI Inc/NY 7.5% 1/15/2032 (f)	1,300,000	1,360,931
		55,429,964
TOTAL FINANCIALS		124,960,607
Health Care - 2.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (f)	860,000	825,805
Bausch + Lomb Corp 8.375% 10/1/2028 (f)	1,970,000	2,053,726
Hologic Inc 4.625% 2/1/2028 (f)	645,000	644,272
		3,523,803
Health Care Providers & Services - 1.7%
Accendra Health Inc 4.5% 3/31/2029 (f)	1,065,000	700,701
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	2,836,000	3,053,062
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	2,860,000	2,565,553
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	2,625,000	2,475,150
CHS/Community Health Systems Inc 6% 1/15/2029 (f)	1,085,000	1,082,070
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	2,485,000	2,045,047
DaVita Inc 3.75% 2/15/2031 (f)	535,000	490,751
DaVita Inc 4.625% 6/1/2030 (f)	4,545,000	4,373,271
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	1,620,000	1,529,969
HealthEquity Inc 4.5% 10/1/2029 (f)	895,000	872,408
Molina Healthcare Inc 3.875% 11/15/2030 (f)	1,360,000	1,254,427
Molina Healthcare Inc 3.875% 5/15/2032 (f)	1,730,000	1,556,742
National Mentor Holdings Inc 10.5% 12/15/2030 (f)	2,160,000	2,231,894
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	1,235,000	1,243,414
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	8,215,346
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	6,136,636
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,694,222
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,028,266
		45,548,929
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (f)	1,125,000	1,124,591
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	1,365,000	1,316,636
Charles River Laboratories International Inc 4% 3/15/2031 (f)	1,545,000	1,464,271
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	485,000	478,152
		3,259,059
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (f)	11,930,000	12,243,246
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,635,000	1,608,706
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	3,525,000	3,457,389
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	2,410,000	2,188,648
		19,497,989
TOTAL HEALTH CARE		72,954,371
Industrials - 5.8%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029	845,000	842,405
ATI Inc 5.125% 10/1/2031	750,000	751,184
ATI Inc 7.25% 8/15/2030	975,000	1,022,095
Moog Inc 4.25% 12/15/2027 (f)	480,000	477,484
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,830,623
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,972,544
TransDigm Inc 6.25% 1/31/2034 (f)	840,000	868,113
TransDigm Inc 6.375% 3/1/2029 (f)	4,505,000	4,628,888
TransDigm Inc 6.625% 3/1/2032 (f)	1,005,000	1,039,143
TransDigm Inc 6.75% 1/31/2034 (f)	3,175,000	3,286,176
TransDigm Inc 6.75% 8/15/2028 (f)	8,160,000	8,302,800
TransDigm Inc 6.875% 12/15/2030 (f)	7,770,000	8,093,115
TransDigm Inc 7.125% 12/1/2031 (f)	1,950,000	2,044,983
		51,159,553
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	2,390,000	2,497,575
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	355,000	354,541
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	890,000	909,966
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	1,540,000	1,581,677
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	573,179
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,056,002
		4,475,365
Commercial Services & Supplies - 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	846,000	836,069
Artera Services LLC 8.5% 2/15/2031 (f)	11,700,000	9,510,311
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	7,245,000	6,946,069
Clean Harbors Inc 6.375% 2/1/2031 (f)	790,000	808,910
CoreCivic Inc 8.25% 4/15/2029	5,765,000	6,038,301
GEO Group Inc/The 10.25% 4/15/2031	2,575,000	2,809,610
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,769,867
GFL Environmental Inc 4% 8/1/2028 (f)	1,275,000	1,254,844
GFL Environmental Inc 4.75% 6/15/2029 (f)	1,625,000	1,614,540
GFL Environmental Inc 6.75% 1/15/2031 (f)	1,450,000	1,516,890
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,535,000	1,516,610
Madison IAQ LLC 5.875% 6/30/2029 (f)	1,225,000	1,223,477
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	1,620,000	1,712,816
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	10,180,000	10,434,501
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	2,750,000	2,800,232
Reworld Holding Corp 4.875% 12/1/2029 (f)	4,810,000	4,656,445
Williams Scotsman Inc 7.375% 10/1/2031 (f)	878,000	915,397
		58,364,889
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (f)	1,075,000	1,056,752
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	946,000	926,159
Ground Transportation - 0.2%
Uber Technologies Inc 4.5% 8/15/2029 (f)	3,730,000	3,714,718
XPO Inc 6.25% 6/1/2028 (f)	960,000	976,632
XPO Inc 7.125% 2/1/2032 (f)	1,470,000	1,545,336
		6,236,686
Machinery - 0.3%
Allison Transmission Inc 5.875% 6/1/2029 (f)	1,265,000	1,280,908
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(h)	3,225,388	3,549,025
Chart Industries Inc 7.5% 1/1/2030 (f)	2,500,000	2,601,163
		7,431,096
Passenger Airlines - 0.7%
Allegiant Travel Co 7.25% 8/15/2027 (f)	1,018,000	1,029,531
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (f)	3,155,000	3,212,026
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (f)	3,235,000	3,375,697
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (f)	4,820,000	4,870,147
United Airlines Inc 4.375% 4/15/2026 (f)	3,965,000	3,962,391
United Airlines Inc 4.625% 4/15/2029 (f)	3,180,000	3,177,036
		19,626,828
Professional Services - 0.3%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (f)	6,410,000	6,051,479
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (f)	1,605,000	1,521,807
TriNet Group Inc 3.5% 3/1/2029 (f)	1,135,000	1,072,674
		8,645,960
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)	1,465,000	1,553,347
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	1,260,000	1,314,352
		2,867,699
TOTAL INDUSTRIALS		163,288,562
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (f)	1,350,000	1,344,417
CPI CG Inc 10% 7/15/2029 (f)	996,000	1,059,087
Lightning Power LLC 7.25% 8/15/2032 (f)	2,145,000	2,283,125
TTM Technologies Inc 4% 3/1/2029 (f)	1,135,000	1,102,513
		5,789,142
IT Services - 1.2%
ASGN Inc 4.625% 5/15/2028 (f)	1,350,000	1,329,554
CoreWeave Inc 9% 2/1/2031 (f)	4,355,000	4,234,184
CoreWeave Inc 9.25% 6/1/2030 (f)	7,750,000	7,629,086
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	6,860,000	6,518,628
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	1,495,000	1,493,114
Sabre GLBL Inc 11.125% 7/15/2030 (f)	5,095,000	4,120,581
Twilio Inc 3.625% 3/15/2029	6,425,000	6,152,579
Twilio Inc 3.875% 3/15/2031	1,340,000	1,266,300
		32,744,026
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	5,500,000	5,388,841
Synaptics Inc 4% 6/15/2029 (f)	900,000	871,957
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (h)	1,923,166	1,557,765
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(h)	1,192,816	1,289,732
		9,108,295
Software - 1.4%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	10,820,000	10,752,565
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,081,222
Elastic NV 4.125% 7/15/2029 (f)	3,785,000	3,636,150
Fair Isaac Corp 4% 6/15/2028 (f)	1,530,000	1,504,654
NCR Voyix Corp 5% 10/1/2028 (f)	750,000	740,307
NCR Voyix Corp 5.125% 4/15/2029 (f)	1,081,000	1,065,345
Oracle Corp 3.8% 11/15/2037	1,730,000	1,392,952
PTC Inc 4% 2/15/2028 (f)	915,000	901,666
UKG Inc 6.875% 2/1/2031 (f)	1,505,000	1,503,787
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	14,735,000	16,251,556
		38,830,204
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	3,160,000	3,337,829
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	2,045,000	2,164,001
		5,501,830
TOTAL INFORMATION TECHNOLOGY		91,973,497
Materials - 1.9%
Chemicals - 0.7%
Ingevity Corp 3.875% 11/1/2028 (f)	1,515,000	1,473,508
LSB Industries Inc 6.25% 10/15/2028 (f)	3,360,000	3,363,609
Olin Corp 5% 2/1/2030	1,555,000	1,516,214
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	3,370,000	3,275,483
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	5,340,000	5,319,219
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	1,035,000	1,032,487
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,440,231
Tronox Inc 4.625% 3/15/2029 (f)	1,705,000	1,310,519
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	950,000	969,705
		19,700,975
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	3,925,000	4,184,423
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	760,000	731,015
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	1,515,000	1,439,103
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	1,075,000	1,104,746
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,060,000	1,069,338
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	7,325,000	7,330,247
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,206,611
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	1,125,000	1,062,480
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (f)	950,000	967,813
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	950,000	964,180
Trident TPI Holdings Inc 12.75% 12/31/2028 (f)	950,000	951,290
		16,826,823
Metals & Mining - 0.5%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	1,980,000	1,950,095
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	835,000	883,287
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	1,145,000	1,212,607
Cleveland-Cliffs Inc 4.625% 3/1/2029 (f)	3,200,000	3,148,708
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	1,480,000	1,419,055
Cleveland-Cliffs Inc 7.5% 9/15/2031 (f)	2,000,000	2,110,548
Commercial Metals Co 3.875% 2/15/2031	780,000	740,385
Compass Minerals International Inc 6.75% 12/1/2027 (f)	1,138,000	1,138,159
Roller Bearing Co of America Inc 4.375% 10/15/2029 (f)	610,000	600,695
		13,203,539
TOTAL MATERIALS		53,915,760
Real Estate - 1.7%
Diversified REITs - 0.5%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (f)	1,295,000	1,238,521
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	1,120,000	1,066,715
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	4,258,000	4,248,746
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	2,070,000	2,013,252
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (f)	1,445,000	1,420,922
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	3,015,000	3,013,825
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	1,720,000	1,720,400
		14,722,381
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	1,068,209
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	9,492,836
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,600,000	1,714,171
		12,275,216
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	2,040,000	2,226,568
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (f)	860,000	907,637
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	1,416,000	1,425,047
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,100,000	2,140,110
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	675,000	664,967
		7,364,329
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (f)	2,975,000	2,842,962
Iron Mountain Inc 4.875% 9/15/2029 (f)	3,800,000	3,751,716
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,618,914
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,327,744
		14,541,336
TOTAL REAL ESTATE		48,903,262
Utilities - 1.9%
Electric Utilities - 1.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	850,000	782,337
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	1,705,000	1,596,824
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	970,000	969,316
NRG Energy Inc 3.375% 2/15/2029 (f)	665,000	637,244
NRG Energy Inc 3.625% 2/15/2031 (f)	1,320,000	1,233,146
NRG Energy Inc 3.875% 2/15/2032 (f)	171,000	160,130
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,766,576
NRG Energy Inc 5.75% 1/15/2034 (f)	2,135,000	2,149,236
NRG Energy Inc 6% 1/15/2036 (f)	4,270,000	4,314,626
NRG Energy Inc 6% 2/1/2033 (f)	760,000	774,583
NRG Energy Inc 6.25% 11/1/2034 (f)	910,000	934,200
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	395,802
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	659,813
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,642,531
PG&E Corp 5% 7/1/2028	10,140,000	10,118,488
PG&E Corp 5.25% 7/1/2030	1,150,000	1,143,032
Vistra Operations Co LLC 4.375% 5/1/2029 (f)	3,105,000	3,066,130
Vistra Operations Co LLC 5% 7/31/2027 (f)	3,565,000	3,567,985
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	4,435,000	4,438,162
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	1,965,000	2,079,208
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)	980,000	1,011,246
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (f)	3,070,000	3,129,393
		47,570,008
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (f)	1,610,000	1,546,303
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (f)	1,610,000	1,620,447
Sunnova Energy Corp 11.75% (e)(f)(j)	2,950,000	14,750
Sunnova Energy Corp 5.875% (e)(f)(j)	485,000	1,212
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	1,610,000	1,631,671
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	1,610,000	1,650,642
		4,918,722
TOTAL UTILITIES		54,035,033
TOTAL UNITED STATES		1,080,904,713
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	1,405,000	1,475,944
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	5,740,000	6,018,562
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	2,390,000	2,506,513

TOTAL ZAMBIA		10,001,019
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,210,233,782)		1,219,341,418

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Information Technology - 0.5%
Software - 0.5%
Strategy Inc 11% (l)	90,460	8,954,635
Strategy Inc Series A, 10%	54,900	5,490,000

TOTAL UNITED STATES		14,444,635
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,560,267)		14,444,635

Preferred Securities - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Energy Transfer LP 6.5% (h)(m)	1,945,000	1,980,527
Energy Transfer LP 6.625% (h)(m)	8,261,000	8,611,092
Energy Transfer LP Series G, 7.125% (h)(m)	17,355,000	18,185,275
Mesquite Energy Inc 7.25% (e)(j)(m)	6,264,000	626
TOTAL ENERGY		28,777,520
Financials - 1.9%
Banks - 1.1%
Bank of America Corp 5.875% (h)(m)	14,280,000	14,778,421
Bank of America Corp 6.25% (h)(m)	3,115,000	3,173,850
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (h)(i)(m)	3,555,000	3,587,226
Wells Fargo & Co 7.625% (h)(m)	5,740,000	6,171,709
		27,711,206
Capital Markets - 0.5%
Goldman Sachs Group Inc/The 5.3% (h)(m)	15,000,000	15,207,935
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (h)(m)	945,000	914,963
Insurance - 0.3%
Alliant Holdings LP 10.5% (e)(h)(m)	8,524,537	8,752,995
TOTAL FINANCIALS		52,587,099
Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (h)(m)	455,000	459,588
Edison International 5.375% (h)(m)	5,885,000	5,991,734
TOTAL UTILITIES		6,451,322
TOTAL UNITED STATES		87,815,941
TOTAL PREFERRED SECURITIES (Cost $91,909,072)		87,815,941

Money Market Funds - 18.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	3.70	510,525,240	510,627,345
Fidelity Securities Lending Cash Central Fund (o)(p)	3.70	16,914,676	16,916,368
TOTAL MONEY MARKET FUNDS (Cost $527,546,363)			527,543,713

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,537,803,638)	2,808,716,287
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,139,492
NET ASSETS - 100.0%	2,812,855,779

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,250,482 or 2.6% of net assets.

(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $991,206,638 or 35.2% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 7/13/1998	1,538,320

EchoStar Corp	9/30/2024	2,372,829

Fidelity Private Credit Company LLC	4/28/2022 - 12/31/2025	64,628,998

New Cotai LLC / New Cotai Capital Corp	9/11/2020	7,223,534

Northeast Grocery Inc	11/8/2021	135,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	396,610,029	158,302,901	44,282,608	4,153,389	(233)	(2,744)	510,627,345	510,525,240	0.9%
Fidelity Securities Lending Cash Central Fund	9,499,650	19,058,056	11,641,156	5,274	(182)	-	16,916,368	16,914,676	0.1%
Total	406,109,679	177,360,957	55,923,764	4,158,663	(415)	(2,744)	527,543,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	59,390,203	2,350,525	-	2,350,526	-	(273,987)	61,466,741	6,542,077
	59,390,203	2,350,525	-	2,350,526	-	(273,987)	61,466,741

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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